SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated by Geography and Percentage of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies Line Items
Total revenues	$ 324,934	$ 248,419	$ 333,307
Percentage of Revenues	100.00%	100.00%	100.00%
GERMANY
Accounting Policies Line Items
Total revenues	$ 126,367	$ 119,500	$ 137,207
Percentage of Revenues	39.00%	48.00%	41.00%
The Netherlands [Member]
Accounting Policies Line Items
Total revenues	$ 52,165	$ 58,446	$ 97,700
Percentage of Revenues	16.00%	24.00%	29.00%
United States [Member]
Accounting Policies Line Items
Total revenues	$ 94,743	$ 45,305	$ 73,719
Percentage of Revenues	29.00%	18.00%	22.00%
Spain [Member]
Accounting Policies Line Items
Total revenues	$ 30,946	$ 7,465	$ 3,138
Percentage of Revenues	10.00%	3.00%	1.00%
Other countries [Member]
Accounting Policies Line Items
Total revenues	$ 20,713	$ 17,703	$ 21,543
Percentage of Revenues	6.00%	7.00%	7.00%